Cash Flow Information - Summary of Analysis of Net Debt and Movements in Net Debt (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	$ 207,083,935	$ 136,663,976	$ 38,807,662	$ 6,054,664
Lease liability - repayable within one year	(489,846)	(410,792)
Borrowings - repayable within one year (including overdraft)	(1,474,090)	(277,060)
Lease liability - repayable after one year	(7,265,686)	(7,120,396)
Borrowings - repayable after one year	(52,152,452)	(5,986,565)
Net cash (debt)	145,701,861	122,869,163
Cash and cash equivalents	207,083,935	136,663,976	$ 38,807,662	$ 6,054,664
Gross debt - fixed interest rates	(9,518,941)	(8,386,881)
Gross debt - variable interest rates	(51,863,133)	(5,407,932)
Net cash (debt)	145,701,861	122,869,163
Cash flows from financing activities
Beginning Balance	122,869,163	33,675,547
Cashflows	(17,007,804)	94,156,418
Other non-cash movements	5,824,894	(4,962,802)
Ending Balance	145,701,861	122,869,163
Cash
Cash flows from financing activities
Beginning Balance	136,663,976	38,807,662
Cashflows	61,654,881	97,856,314
Other non-cash movements	8,765,078
Ending Balance	207,083,935	136,663,976
Borrowings due within 1year
Cash flows from financing activities
Beginning Balance	(687,852)	(416,041)
Cashflows	669,246	329,873
Other non-cash movements	(1,945,330)	(601,684)
Ending Balance	(1,963,936)	(687,852)
Borrowings due after 1 year
Cash flows from financing activities
Beginning Balance	(13,106,961)	(4,716,074)
Cashflows	(45,316,323)	(4,029,769)
Other non-cash movements	(994,854)	(4,361,118)
Ending Balance	$ (59,418,138)	$ (13,106,961)